Accounting policies - Weightings assigned to macroeconomic scenarios (Details)	Dec. 31, 2018	Jan. 01, 2018
Base
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	55.00%	60.00%
Upside
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	10.00%	10.00%
Downside
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	35.00%	30.00%